Financial Instruments (Details 2) $ in Thousands	Dec. 31, 2019 USD ($)
Financial liabilities:
Warrants	$ 2,157
Convertible Notes	1,223
Convertible notes and Future Warrants derivatives	318
Total	3,689
Level 1 [Member]
Financial liabilities:
Warrants
Convertible Notes
Convertible notes and Future Warrants derivatives
Total
Level 2 [Member]
Financial liabilities:
Warrants	793
Convertible Notes
Convertible notes and Future Warrants derivatives
Total	793
Level 3 [Member]
Financial liabilities:
Warrants	1,364	[1]
Convertible Notes	1,223	[1]
Convertible notes and Future Warrants derivatives	318	[1]
Total	$ 2,905	[1]

[1]	Presented net of the loss not initially recognized- as of December 31, 2019- $4,717,000.